Royalties receivable (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Royalties receivable
Opening balance	$ 1,060,000	$ 0
Accretion interest	132,809	0
Royalties recognized during the year	450,000	1,600,000
Discounting	(134,155)	(390,000)
Amounts received during the year	(250,000)	(150,000)
Balance at end of the year	1,258,654	1,060,000
Current portion	311,111	0
Non Current Portion	$ 947,543	$ 1,060,000